Exhibit 2

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

Banc of America Merrill Lynch Commercial Mortgage Inc. (the “Depositor”)

Bank of America, N.A.

BofA Securities, Inc.

Morgan Stanley & Co. LLC

Morgan Stanley Mortgage Capital Holdings LLC

Morgan Stanley Bank, N.A.

Wells Fargo Bank, N.A.

Wells Fargo Securities, LLC

National Cooperative Bank, N.A.

(collectively, the “Specified Parties”)

Re:	BANK 2022-BNK42 (the “Issuing Entity”) Commercial Mortgage Pass-Through Certificates, Series 2022-BNK42 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loans (as defined herein) contained on the Underwriting Files, Underwritten Rent Rolls and ASRs (all as defined herein) (as applicable) (collectively, the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 12 May 2022. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, Bank of America, N.A. (“BANA”), Morgan Stanley Bank, N.A. (“Morgan Stanley”), Wells Fargo Bank, N.A. (“Wells Fargo”) and National Cooperative Bank, N.A. (“NCB,” together with BANA, Morgan Stanley and Wells Fargo, the “Mortgage Loan Sellers”), on behalf of the Depositor, provided us with the following information, as applicable, for each Mortgage Loan:

a.	Certain electronic data files (the “Borrower Operating Statement Data Files”) prepared by the Mortgage Loan borrower(s) containing revenue and expense information relating to the most recent trailing twelve month period, if applicable (the “TTM Period”), for the Collateral Property (as defined herein) or Collateral Properties (as defined herein) that secure the Mortgage Loan (except for any Co-Op Mortgage Loans (as defined herein)),
b.	The most recent appraisal reports (the “Appraisals”) prepared for the applicable Mortgage Loan Seller, which contain the appraiser’s estimated year one (the “Year One Period,” together with the TTM Period, the “Specified Periods”) revenue and expense information for the Collateral Property or Collateral Properties that secure the Mortgage Loan,
c.	The borrower budgets (the “Borrower Budgets”) prepared by the Mortgage Loan borrower(s) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
d.	Copies of the:
i.	Most recent real estate tax bills (the “Tax Bills”) and
ii.	Most recent insurance review files (the “Insurance Review Files”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),

e.	Asset summary report(s) (the “ASRs”) for each Mortgage Loan that is not a Co-Op Mortgage Loan,
f.	The most recent electronic borrower rent roll files (the “Borrower Rent Roll Files”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
g.	The lease abstracts (the “Lease Abstracts”), lease agreements (the “Leases”) and/or lease estoppels (the “Estoppels,” together with the Lease Abstracts and Leases, the “Lease Documents”) relating to the commercial tenants at the Collateral Property or Collateral Properties (except for any Co-Op Mortgage Loans),
h.	Underwritten rent rolls (the “Underwritten Rent Rolls”) for the Collateral Property or Collateral Properties that secure the Mortgage Loan (except for any Co-Op Mortgage Loans),
i.	Electronic underwriting files (the “Underwriting Files”) prepared by the applicable Mortgage Loan Seller containing:
i.	The revenue and expense information for the Specified Periods and
ii.	The underwritten revenue and expense information for the underwritten period (the “Underwritten Period”)

for the Collateral Property or Collateral Properties that secure the Mortgage Loan,

j.	Instructions, assumptions and methodologies (the “Underwriting Instructions and Adjustments”) used to prepare the information on the ASRs, Underwritten Rent Rolls and/or Underwriting Files (as defined herein), which were included as footnotes to the Underwriting Files and/or were separately provided in e-mail or other written correspondence from the applicable Mortgage Loan Seller and
k.	Instructions, assumptions and methodologies, which are described in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with a schedule (the “Mortgage Loan Schedule”) containing a list of the Mortgage Loans and the original principal balance of each Mortgage Loan, which is shown on Exhibit 1 to Attachment A.

For the purpose of the procedures described in this report, the Borrower Operating Statement Data Files, Appraisals, Borrower Budgets, Tax Bills, Insurance Review Files, Borrower Rent Roll Files and Lease Documents are hereinafter collectively referred to as the “Source Documents.”

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Source Documents, ASRs, Underwritten Rent Rolls, Underwriting Files, Underwriting Instructions and Adjustments, Mortgage Loan Schedule and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, ASRs (as applicable), Underwriting Instructions and Adjustments, Mortgage Loan Schedule or any other information provided to us, or that we were instructed to obtain, by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. We performed no procedures to compare any information contained in any Source Document or ASR (as applicable) to any information contained in any other Source Document or ASR (as applicable). Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loans, (b) the ability of any Mortgage Loan borrower(s) to repay the Mortgage Loans, (c) questions of legal or tax interpretation or (d) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or the Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	The value of the collateral securing the Mortgage Loans,
ii.	Whether the originator(s) of the Mortgage Loans complied with federal, state or local laws or regulations or
iii.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

12 May 2022

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial properties (each, a “Collateral Property,” and collectively, the “Collateral Properties”). The Mortgage Loans that are secured by co-op properties are hereinafter referred to as the “Co-Op Mortgage Loans.”

Procedures performed and our associated findings

Operating Statement Comparison and Recalculation Procedures

1.	Using:
a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s) and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan with an original principal balance equal to or greater than $10,000,000 (collectively, the “$10MM+ Mortgage Loans”) that is not a Co-Op Mortgage Loan (as applicable), we compared, or recalculated and compared:

i.	Each revenue line item,
ii.	Each expense line item and
iii.	Net operating income

for each Specified Period that is shown in the Source Documents listed above (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Using:

a.	Information on the Borrower Operating Statement Data Files,
b.	Information in the Appraisal(s) and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, we compared, or recalculated and compared:

i.	The effective gross revenue or total revenues,
ii.	Total expenses and
iii.	Net operating income

for each Specified Period that is shown in the Source Document(s) listed above (as applicable) to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 2 of 5

Operating Statement Comparison and Recalculation Procedures (continued)

1. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Omit non-cash and non-recurring revenues and expenses that are shown on the Borrower Operating Statement Data Files from the comparison of the information that is shown on the Underwriting File,
b.	Use a materiality threshold of +/- 3%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable), which is also below $10,000,
c.	Not perform the procedure described above for any of the Specified Periods that were not shown on the Underwriting Files for the Collateral Properties that secure the Mortgage Loan and
d.	Not perform the procedures described above for any Co-Op Mortgage Loans.

Cashflow Reimbursement Comparison Procedures

2.	Using:
a.	Information in the Borrower Budgets,
b.	Information in the Leases and
c.	The Underwriting Instructions and Adjustments

for the Collateral Property or Collateral Properties that secure each of the first fifteen (15) Mortgage Loans shown on the Mortgage Loan Schedule (collectively, the “Top 15 Mortgage Loans”) that is not a Co-Op Mortgage Loan (as applicable) for which the underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross income (as applicable) (except for the Mortgage Loan identified on the Mortgage Loan Schedule as “Backlick Center” (the “Backlick Center Mortgage Loan”)), we compared the cash flow reimbursements for the tenants (ordered by underwritten cash flow reimbursements of each tenant from largest to smallest) that comprise 75% of the total underwritten cash flow reimbursements (a maximum of five tenants) at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan, as shown in the Source Documents listed above (as applicable), to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the value as shown in the Source Documents listed above (as applicable), which is also below $10,000,
b.	Not perform the procedure described above for any Co-Op Mortgage Loans and
c.	Not perform the procedure described above for the Backlick Center Mortgage Loan.

Attachment A Page 3 of 5

Supporting Expense Comparison and Recalculation Procedures

3.	Using:
a.	Information in the Tax Bills,
b.	Information on the Insurance Review Files,
c.	Information in the Borrower Budgets,
d.	Information in the Appraisal(s) and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is a $10MM+ Mortgage Loan and that is not a Co-Op Mortgage Loan (as applicable), we compared the tax expense and insurance expense amounts for the Underwritten Period, as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Only identify differences where the tax expense and insurance expense amounts in the Source Documents listed above (as applicable) exceeded a -5% and -$10,000 variance from the corresponding amounts on the Underwriting File and that were not explained in the Underwriting Instructions and Adjustments and
b.	Not perform the procedures described above for any Co-Op Mortgage Loans.

Lease Expiration and Termination Comparison Procedures

4.	Using:
a.	Information in the Leases,
b.	Information in the Lease Abstracts,
c.	Information in the Estoppels and
d.	Information on the Borrower Rent Roll Files

for the Collateral Property or Collateral Properties that secure each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable) (except for the Mortgage Loan identified on the Mortgage Loan Schedule as “Central Plaza” (the “Central Plaza Mortgage Loan”) and Backlick Center Mortgage Loan), we compared for the top five commercial tenants (ordered by net rentable area of each tenant from largest to smallest), as shown on the Underwritten Rent Roll:

i.	The lease expiration date at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan and
ii.	The lease early termination options at the Collateral Property or Collateral Properties that secure such Top 15 Mortgage Loan,

all as shown in the Source Documents listed above (as applicable), to the corresponding information on the Underwritten Rent Roll (or ASR if the lease early termination options are not shown on the Underwritten Rent Roll). We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 4 of 5

Lease Expiration and Termination Comparison Procedures (continued)

4.	(continued)

For the purpose of the lease expiration date comparison procedures, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 90 days,
b.	Not perform the procedures described above for any Co-Op Mortgage Loans and
c.	Not perform the procedures described above for the Central Plaza Mortgage Loan and Backlick Center Mortgage Loan.

Underwritten Cashflow Comparison and Recalculation Procedures

5.	Using:
a.	The TTM Period revenue and expense information that is contained on the Underwriting File,
b.	The underwritten revenue and expense information that is contained on the Underwriting File and
c.	The Underwriting Instructions and Adjustments

for each Mortgage Loan that is not a Co-Op Mortgage Loan (as applicable), we compared the underwritten revenue and expense line items, as shown on the Underwriting File, to the corresponding TTM Period revenue and expense line items, as shown on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold of +/- 10%, calculated as a percentage of the TTM Period revenue and expense line item value, as shown on the Underwriting File,
b.	Only identify differences over the 10% materiality threshold (calculated as described in a. above) that were not explained in the Underwriting Instructions and Adjustments and
c.	Not perform the procedure described above for any Co-Op Mortgage Loans.

Using:

a.	Information on the Underwriting Files,
b.	Information in the Source Documents,
c.	Information in the ASRs,
d.	Information on the Underwritten Rent Rolls and
e.	The Underwriting Instructions and Adjustments

for each Mortgage Loan (as applicable), and the additional instruction(s) provided by the Depositor described in items b. and c. of the succeeding paragraph of this Item, we recalculated and compared the underwritten revenue and expense line items on the Underwriting File. We provided the Mortgage Loan Sellers (as applicable) a list of any differences that were found (subject to the instruction(s) provided by the Depositor described below).

Attachment A Page 5 of 5

Underwritten Cashflow Comparison and Recalculation Procedures (continued)

5.	(continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Use a materiality threshold for each underwritten revenue and expense line item of +/- 5%, calculated as a percentage of the value as shown on the Underwriting File, which is also below $15,000,
b.	Assume that an underwritten revenue or expense line item is based on the TTM Period if the Underwriting Instructions and Adjustments do not include information for such revenue or expense line item and
c.	Compare any underwritten revenue or expense line item that is based on a historical period prior to the TTM Period to the corresponding historical period shown on the Underwriting File.

6.	Subsequent to the performance of the procedures described in the preceding Items, the Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain updated ASRs (as applicable), Underwritten Rent Rolls and Underwriting Files for each Mortgage Loan (as applicable), which in certain cases included updated Underwriting Instructions and Adjustments. As instructed by the Depositor, we compared the results of the recalculations or comparisons for each Mortgage Loan that are described in the preceding Items to the corresponding information on the updated ASRs (as applicable), Underwritten Rent Rolls or Underwriting Files (as applicable). All such compared information was in agreement. Attached as Exhibit 2 to Attachment A is a schedule for each Mortgage Loan (collectively, the “AUP Findings Schedules”), which contains the primary Source Documents for each Mortgage Loan that were used to perform the procedures described in the preceding Items and the results of the comparison procedures described in the preceding two sentences of this Item.

Exhibit 1 to ttachment A Page 1 of 2

Mortgage Loan Schedule

Mortgage Loan	Co-Op Mortgage Loan	Original Principal Balance

Constitution Center	No	$76,000,000
Hilton Sandestin Beach Resort	No	$76,000,000
79 Fifth Avenue	No	$71,000,000
2355 and 2383 Utah Ave	No	$71,000,000
Bay View Seaside MHC	No	$54,000,000
Dallas Design District	No	$45,350,000
625 North Flagler Drive	No	$39,000,000
Nut Tree Plaza	No	$37,800,000
Pacific View	No	$30,000,000
Midtown Shopping Center	No	$25,000,000
Yuba City Marketplace	No	$20,000,000
Rivercrest Retail Portfolio	No	$17,500,000
Secure Self Storage - Norwalk	No	$16,725,000
Central Plaza	No	$16,100,000
Backlick Center	No	$16,000,000
New Bern Marketplace	No	$14,730,000
AmeriLux Portfolio	No	$13,500,000
Calle Perfecto Business Park-San Juan Capistrano	No	$13,000,000
Mohave Self Storage Portfolio	No	$10,250,000
Anchorage Self Storage Portfolio	No	$9,912,500
Oakmead Village Office	No	$7,000,000
Orange Self Storage	No	$6,750,000
The Knolls Cooperative Section No. 1, Inc.	Yes	$6,500,000
100 Marketplace	No	$6,100,000
Mutual Housing Association, Inc.	Yes	$6,100,000
Big Oaks Mini Storage	No	$5,500,000
Corner Village at Warren	No	$5,500,000
4601 Owners Corp.	Yes	$5,125,000
Hugh Grant Gardens Housing Development Fund Corporation	Yes	$5,000,000
315 West 232nd Street Corp.	Yes	$3,800,000
Mercury Self-Storage	No	$3,800,000
3030 Johnson Avenue Corp.	Yes	$3,500,000
31171 Owners Corp.	Yes	$3,200,000
Right Move Storage - Fort Worth Northwest	No	$3,000,000
Spring Self Storage	No	$2,250,000
Don-Mar MHC	No	$2,135,000
Florence Court Corporation	Yes	$2,000,000
Ketcham Street Tenants Corp.	Yes	$1,900,000
Steven Lee House, Inc.	Yes	$1,900,000
339 East 58th Street Owners Corp.	Yes	$1,900,000

Exhibit 1 to ttachment A Page 2 of 2

Mortgage Loan	Co-Op Mortgage Loan	Original Principal Balance

35 Summit Avenue Owners, Ltd.	Yes	$1,745,000
235 West 108th Street Owners Corp.	Yes	$1,500,000
61 Horatio Street Apartment Corp.	Yes	$1,100,000
Park East Owners Corp.	Yes	$1,000,000

Note:	For any pari passu Mortgage Loans, the original principal balance in the table above represents the portion of the whole loan that will be included in the Issuing Entity’s securitization transaction.

Exhibit 2 to Attachment A

AUP Findings Schedules

Constitution Center

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $76,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hilton Sandestin Beach Resort

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $76,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

79 Fifth Avenue

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $71,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal and Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Estoppels	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

2355 and 2383 Utah Ave

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $71,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Bay View Seaside MHC

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $54,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Dallas Design District

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $45,350,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

625 North Flagler Drive

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $39,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Insurance Review File and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Nut Tree Plaza

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $37,800,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisals and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisals and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Estoppels and Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Pacific View

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $30,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases and Borrower Rent Roll File	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Midtown Shopping Center

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $25,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills, Borrower Budget, Insurance Review File and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Yuba City Marketplace

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $20,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	Leases	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Lease Abstracts	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Rivercrest Retail Portfolio

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $17,500,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Insurance Review File, Appraisal and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	Leases	No Exceptions Noted
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Secure Self Storage - Norwalk

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $16,725,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal and Borrower Operating Statement Data Files	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Central Plaza

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $16,100,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Tax Bills and Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Backlick Center

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	Yes
Original Principal Balance: $16,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Borrower Budget	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

New Bern Marketplace

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $14,730,000		Non-Top 15 & $10MM+ Mortgage Loan:	Yes
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

AmeriLux Portfolio

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $13,500,000		Non-Top 15 & $10MM+ Mortgage Loan:	Yes
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	N/A	N/A
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Calle Perfecto Business Park-San Juan Capistrano

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $13,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	Yes
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal and Insurance Review File	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Mohave Self Storage Portfolio

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $10,250,000		Non-Top 15 & $10MM+ Mortgage Loan:	Yes
		Under $10MM Mortgage Loan:	No
		Co-Op Mortgage Loan:	No
The following Items 1. to 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is $10MM+ Mortgage Loan and not a Co-Op Mortgage Loan, compare, or recalculate and compare (i) each revenue line item, (ii) each expense line item and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
CASHFLOW REIMBURSEMENT COMPARISON AND RECALCULATION PROCEDURES
2	For each Top 15 Mortgage Loan that is not a Co-Op Mortgage Loan for which underwritten cash flow reimbursements are greater than 25% of the underwritten effective gross revenue, compare cash flow reimbursements only for the tenants (ordered by underwritten cash flow reimbursements of each tenant) that comprise 75% of the underwritten cash flow reimbursements (a maximum of five tenants) as shown in the Source Document(s) listed (as applicable) to the corresponding underwritten cash flow reimbursements on the Underwritten Rent Roll or Underwriting File. Identify any variance above a 10% and $10,000 threshold.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
3	For each Mortgage Loan that is $10MM+ Mortgage Loans and not a Co-Op Mortgage Loan, compare the tax expense and insurance expense amounts as shown in the Source Document(s) listed (as applicable) to the corresponding amounts for the Underwritten Period on the Underwriting File. Identify any variance above a +5% and +$10,000 threshold.	Appraisal, Borrower Budget and Underwriting Instructions and Adjustments	No Exceptions Noted
LEASE EXPIRATION AND TERMINATION COMPARISON PROCEDURES
4	For the Top 15 Mortgage Loans that is not a Co-Op Mortgage Loan, compare the lease expiration date only for the top five commercial tenants (ordered by net rentable area of each tenant) and lease early termination options for the top five commercial tenants (ordered by net rentable area) that are shown in Source Document(s) listed (as applicable) to the corresponding information on the Underwritten Rent Roll (or ASR if the lease termination options are not shown on the Underwritten Rent Roll). Identify any variance above a 90-day threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Anchorage Self Storage Portfolio

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $9,912,500		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Oakmead Village Office

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $7,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Orange Self Storage

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,750,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

The Knolls Cooperative Section No. 1, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,500,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

100 Marketplace

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,100,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Mutual Housing Association, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $6,100,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Big Oaks Mini Storage

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,500,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Appraisal, Borrower Operating Statement Data Files and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Corner Village at Warren

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,500,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

4601 Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,125,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Hugh Grant Gardens Housing Development Fund Corporation

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $5,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

315 West 232nd Street Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,800,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Mercury Self-Storage

Mortgage Loan Seller: Morgan Stanley		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,800,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files and Appraisal	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

3030 Johnson Avenue Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,500,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

31171 Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,200,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Right Move Storage - Fort Worth Northwest

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $3,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Spring Self Storage

Mortgage Loan Seller: Wells Fargo		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,250,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Don-Mar MHC

Mortgage Loan Seller: BANA		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,135,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	No
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	Borrower Operating Statement Data Files, Appraisal and Underwriting Instructions and Adjustments	No Exceptions Noted
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Florence Court Corporation

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $2,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Ketcham Street Tenants Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,900,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Steven Lee House, Inc.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,900,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

339 East 58th Street Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,900,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

35 Summit Avenue Owners, Ltd.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,745,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

235 West 108th Street Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,500,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

61 Horatio Street Apartment Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,100,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable

Park East Owners Corp.

Mortgage Loan Seller: NCB		Top 15 Mortgage Loan:	No
Original Principal Balance: $1,000,000		Non-Top 15 & $10MM+ Mortgage Loan:	No
		Under $10MM Mortgage Loan:	Yes
		Co-Op Mortgage Loan:	Yes
The following Items 1. and 5. refer to the procedures described in Attachment A:

Item	Description of the Procedures	Primary Source Document(s) Used	Findings
OPERATING STATEMENT COMPARISON AND RECALCULATION PROCEDURES
1	For each Mortgage Loan that is not a $10MM+ Mortgage Loan or a Co-Op Mortgage Loan, compare, or recalculate and compare (i) effective gross revenue or total revenues, (ii) total expenses and (iii) net operating income information as shown in the Source Document(s) listed (as applicable) for each Specified Period to the corresponding information on the Underwriting File. Identify any variance above a 3% threshold and $10,000.	N/A	N/A
SUPPORTING EXPENSE COMPARISON AND RECALCULATION PROCEDURES
3	For each Mortgage Loan that is not a Co-Op Mortgage Loan, compare, or recalculate and compare, the ground rent expense as shown in the Source Document(s) listed (as applicable) for the Underwritten Period to the corresponding amount on the Underwriting File. Identify any variance above a 5% threshold.	N/A	N/A
UNDERWRITTEN CASHFLOW COMPARISON AND RECALCULATION PROCEDURES
5	For each Mortgage Loan that is not a Co-Op Mortgage Loan, using the TTM Period revenue and expense information on the Underwriting File, underwritten revenue and expense information on the Underwriting File and the Underwriting Instructions and Adjustments, compare the underwritten revenue and expense line items on the Underwriting File to the corresponding TTM Period revenue and expense line items on the Underwriting File. Identify any differences above a 10% threshold that are not explained in the Underwriting Instructions and Adjustments.

	For each Mortgage Loan, using the information on the Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and the Underwriting Instructions and Adjustments (footnotes), recalculate the underwritten revenue, expense and net cash flow line items that are shown on the Underwriting File. Identify any variance above 5% and $15,000 threshold.	Underwriting File, Source Documents, ASRs, Underwritten Rent Roll and Underwriting Instructions and Adjustments	No Exceptions Noted
**N/A: Not Applicable